Cover - shares	12 Months Ended
	Dec. 31, 2023	Apr. 26, 2024
Document Information Line Items
Entity Registrant Name	NXT Energy Solutions Inc.
Entity Central Index Key	0001009922
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding		78,157,389
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-24027
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite 302, 3320 - 17th Avenue SW
Entity Address Address Line 2	3320 - 17th Avenue SW
Entity Address City Or Town	Calgary
Entity Address Postal Zip Code	T3E 0B4
Icfr Auditor Attestation Flag	false
Auditor Name	MNP LLP
Auditor Location	Calgary Alberta, Canada
Auditor Firm Id	1930
Security 12g Title	Common Shares
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Suite 302, 3320 - 17th Avenue SW
Entity Address City Or Town	Calgary
Entity Address Postal Zip Code	T3E 0B4
City Area Code	403
Local Phone Number	206-0805
Contact Personnel Name	Eugene Woychyshyn